Bank borrowings (Parenthetical) (Details)	Dec. 31, 2024	Dec. 31, 2023
1-year revolving loan denominated in RMB
Bank borrowings
Interest rates	0.00%
1-year revolving loan denominated in RMB | Minimum
Bank borrowings
Interest rates		3.60%
1-year revolving loan denominated in RMB | Maximum
Bank borrowings
Interest rates		4.85%
Half-year revolving loans denominated in RMB
Bank borrowings
Interest rates	0.00%	3.00%
Revolving service trade loan denominated in HK$
Bank borrowings
Interest rates	8.83%	9.52%
3-month revolving loan denominated in RMB
Bank borrowings
Interest rates	0.00%	470.00%
1-year term loans denominated in RMB | Minimum
Bank borrowings
Interest rates	3.20%	3.60%
1-year term loans denominated in RMB | Maximum
Bank borrowings
Interest rates	3.30%	4.40%